Share capital (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of classes of share capital [abstract]
Schedule of Share Capital Outstanding

	Class A Shares	Class B Shares

Shares issued and outstanding as of January 1, 2026	296,873,353	341,241,680
Sale of treasury shares related to share-based compensation	3,219,674	—
Purchase of treasury shares	(2,492)	—
Conversion of Class B shares to Class A shares(2)	1,625,000	(16,250,000)
Shares issued and outstanding as of June 30, 2026(1)	301,715,535	324,991,680

Awards granted under various incentive plans with dilutive effects as of June 30, 2026	1,644,629	2,493,692
(1)    As of June 30, 2026 there were 6,756,589 treasury shares held by On (December 31, 2025: 9,973,771).
(2) As previously disclosed on Form 6-K filed with the SEC on May 28, 2026, 16,250,000 of Class B Shares were converted into 1,625,000 Class A Ordinary Shares.